Income Tax (Summary of Income Tax Contigencies) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 2,350	$ 2,174
Additions	176	207
Prior year additions	70	133
Reductions	(45)	(27)
Settlements	(81)	(137)
Lapses in statues of limitaions		0
Ending Balance	$ 2,470	$ 2,350